Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 602.46
Previously Paid Amount	15,889.09
Total Fee Amount	0.09
Total Offset Amount
Net Fee	$ 0.00